Annual Fund Operating Expenses - NORTH SQUARE SMALL CAP VALUE FUND	Apr. 29, 2025
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.30%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%	[2]

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current contractual expense caps.